Expenses Classified By Nature - Expenses Classified By Nature (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Cost of revenue (excluding depreciation and amortization)
Direct selling costs		$ 99,642	$ 38,421
Gaming duty, levies and fees		268,857	137,953
Processor and other operating costs		90,665	71,123
Cost of revenues		459,164	247,497
General and administrative
Salaries and wages		285,234	179,929
Legal and professional fees		84,288	69,499
Impairment (reversal of impairment) of property and equipment, intangible assets and assets held for sale (note 11)		6,156	(6,799)
Loss (gain) on disposal of investments and other assets		1,992	(32,999)
Acquisition related costs		54,209
Acquisition of market access rights in connection with Eldorado		20,661
Foreign exchange (gain) loss		68,406	2,838
IT and software costs		74,334	20,599
Other operational costs		106,108	57,633
Depreciation and amortization		282,806	147,186
General and administrative		984,194	437,886
Net financing charges
Interest on long-term debt		186,720	109,624
Re-measurement of deferred contingent payment	[1]	(342)
Re-measurement of Embedded Derivatives	[2]	6,100
Ineffectiveness on cash flow hedges		(14,909)
Accretion expense		42,431	40,793
Loss on debt extinguishment		146,950
Interest income		(3,066)	1,056
Interest on deferred purchase price			6,859
Net financing charges		$ 363,884	$ 158,332	[3]

[1]	See notes 5 and 26 for details regarding the recognition and measurement of the deferred contingent payment.
[2]	See notes 17, 19 and 26 for details regarding the recognition and measurement of the Embedded Derivative (as defined below).
[3]	Certain amounts were reclassified in the comparative period. See note 2.